Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	May 25, 2011 Predecessor Registrant
Cash flows from operating activities:
Net income (loss)	$ (18,857)	$ (2,003)	$ 41,319	$ (28,760)
Discontinued operations, net of tax	(381)	(7,093)	549	431
Income (loss) from continuing operations	(18,476)	5,090	40,770	(29,191)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	45,824	59,253	64,130	16,682
Deferred income taxes	10,814	(66,321)	(15,571)	2,157
Net periodic pension cost	(24)	388	181
Deferred revenue	(795)	(3,605)	(8,574)	(977)
Deferred financing costs	1,806	3,198	3,172
Provision for (reversal of) allowance for doubtful accounts	384	406	(119)
Write-off of advance payment			2,600
Interest accrued to principal on debt obligations				4,020
Changes in operating assets and liabilities:
Accounts receivable	7,118	(6,421)	(784)	(6,892)
Prepaid insurance	(578)	3,482	(1,830)	1,887
Guarantee deposits and other assets	213	(2,056)	(309)	(128)
Accounts payable, accrued expenses and income tax	(13,995)	27,026	(3,154)	18,201
Due from related parties				837
Guarantee deposits and accrued expenses	(527)	5,769	471	665
Net cash provided by operating activities	31,764	26,209	80,983	7,261
Cash flows from investing activities:
Construction in progress - satellites (including capitalized interest)	(150,537)	(100,971)	(114,678)	(42,334)
Orbital position Satmex 9		(1,361)
Restricted cash-satellite Satmex 8			(4,900)
Acquisition of equipment	(1,440)	(2,016)	(1,536)	(568)
Net cash used in investing activities	(151,977)	(104,348)	(121,114)	(42,902)
Cash flows from financing activities:
Proceeds from equity interest	90,000	40,000
Repayment of First Priority Old Notes	(238,237)
Issuance of Senior Secured Notes			35,700	325,000
Deferred financing costs	(333)		(1,221)	(18,247)
Net cash provided by (used in) financing activities	(148,570)	40,000	34,479	306,753
Cash flows of discontinued operation:
Net cash provided by (used in) operating activities	590	(1,457)	1,515	874
Net cash used in investing activities	(187)	(195)	(462)	(67)
Net cash used in financing activities		(2,407)
Cash and cash equivalents:
Net change in cash and equivalents	(268,380)	(42,198)	(4,599)	271,919
Cash and equivalents at beginning of period	347,631	74,652	79,251	75,712
Cash and equivalents at end of period	79,251	32,454	74,652	347,631
Less: Cash and equivalents at end of period from discontinued operations	9,818	2,658	10,837	9,636
Cash and equivalents at end of period from continuing operations	69,433	29,796	63,815	337,995
Cash paid during the year:
Interest paid	16,295	34,200	32,870	40,196
Capitalized interest	11,715	9,357	33,830	3,801
Income taxes paid	1,172	666	1,977
Non-cash investing activities:
Capital expenditures incurred not yet paid	3,674	45,326	27,744	35,678
Non-cash financing activities:
Capitalization of debt into common stock	$ 206,890